Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

24. Leases

The Company leases office and laboratory facilities of 4,818 square meters at Zernikedreef in Leiden, the Netherlands, where the Company’s headquarters and its laboratories are located. The current lease agreement for these facilities terminates on June 30, 2031. The lease agreement contains no significant dismantling requirements.

The initial 10-year lease agreement for the Leiden office and laboratory facilities was accounted for as of commencement date July 1, 2020. This 10-year period was extended by 1 year to an 11-year period in December 2020. The lease contract may be extended for subsequent 5-year periods. As the Company is not reasonably certain to exercise these extension options, these are not included in the lease term.

The initially recognized lease liability and the corresponding right-of-use asset for this lease contract, on July 1, 2020, amounted to € 16,203,000 and € 16,332,000, respectively. A modification to reflect the additional 1 year lease period resulted in an increase in the carrying amounts of the lease liability and the right-of-use asset in 2020 of € 1,260,000.

Periodically, the lease price is amended to reflect an indexation. In January and June 2025, the lease liability was remeasured, resulting in a total increase in the carrying amounts of the lease liability and the right-of-use asset of € 363,000 (2024: € 1,226,000 and 2023: € 1,863,000). In addition, based on the lease agreement the Company can in consultation with the owner amend a prepayment for non-lease component. During 2024 the Company reached an agreement to decrease the prepayment that resulted in remeasurement of the lease liability. This amendment did not qualify as a lease modification.

The following table summarizes the relevant disclosures in relation to the Company’s leases in 2025, 2024 and 2023:

	2025	2024	2023
	(€ in thousands)	(€ in thousands)	(€ in thousands)
Depreciation charge for right-of-use assets	1,801	1,867	1,833
Interest expense on lease liabilities	612	713	774
Expense relating to short-term leases	17	7	28
Total cash outflow for leases	2,535	2,302	2,423
Additions to right-of-use assets during the period	363	1,226	1,863

The carrying amount of the right-of-use asset at the end of the reporting period is disclosed in Note 7 Property, Plant & Equipment.

A maturity analysis of the Company’s lease liability is included in Note 5 Financial Risk Management under (c) Liquidity risk. The total undiscounted commitment for lease agreements to which the Company had committed at December 31, 2025 amounts to € 12,660,000 (2024: € 14,795,000). This amount does not include potential commitments that may arise from contractual extension options, as the Company is not reasonably certain that any extension options will be exercised.